SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) Share $ / shares shares	Dec. 31, 2023 USD ($) Share $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Share $ / shares shares	Dec. 01, 2023 Share
Disclosure of classes of share capital [line items]
Number of shares issued | shares		90,877,231	49,467,877	49,467,877
Number of shares outstanding | shares		90,877,231	49,467,877	49,467,877
Number of shares issued in ATM | shares	944,396	944,396		752,296
ATM average share price | $ / shares		$ 4.9		$ 6.07
ATM gross proceeds | $		$ 4,600,000		$ 4,600,000
Aggregate commissions paid or payable to agents and other share issue costs | $		100,000		100,000
ATM aggregate commissions paid or payable to agents and other share issue costs | $		400,000		400,000
Proceeds from ATM, net of share issue costs | $		$ 4,142,000		$ 4,075,000
Acquisition of royalties and other interests(shares) | shares	1,406,182	1,406,182		4,168,056
Number of shares issued during period for vesting of RSU and exercise of stock options | shares	733,993	733,993		511,956
Percentage of maximum number of shares reserved for issuance under stock option plan	10.00%	10.00%
Stock options exercised on a net exercise basis | shares	581,226	581,226		282,250
Number of common shares issued for exercise | shares	264,988	264,988		183,170
Stock options granted | Share	922,500	922,500		605,000
Weighted average exercise price, Granted | $ / shares	$ 4.05		$ 5.98
Fair value at measurement date, share options granted | $		$ 1,100,000	$ 1,200,000	$ 1,200,000
Weighted average fair value per option granted | $		1.24	$ 2.01	2.01
Share-based payments expense | $		$ 734,000		$ 1,524,000
Weighted average remaining life of stock options outstanding	2 years 2 months 1 day	2 years 2 months 1 day		2 years 6 months
Percentage of maximum number of shares reserved for issuance under RSU plan	10.00%	10.00%
Share-based payments expense vesting terms of RSUs granted | $		$ 1,500,000		$ 1,400,000
Nova Royalty Corp [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued for acquisitions | Share		34,943,542			34,635,331
Subscription Agreement [Member]
Disclosure of classes of share capital [line items]
Increase decrease in number of shares issued | shares	2,835,539	2,835,539
Proceeds from issuing shares | $	$ 15
Average share price | $ / shares	$ 5.29
Third Drawdown [Member] | Amended Loan Facility [Member]
Disclosure of classes of share capital [line items]
Conversion of loan facility, shares issued | shares	545,702	545,702